Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 02, 2020
Disclosure of transactions between related parties [line items]
Leases	R$ (15,064,626)	R$ (11,459,019)
Negative equity position	(30,435,270)	(21,327,848)	R$ (19,007,500)	R$ (18,333,003)
Lease liabilities	21,378,847	15,146,411
Caprioli Turismo Ltd
Disclosure of transactions between related parties [line items]
Ticket sales contract, line of credit, lending capacity	20
Breeze Aviation Group
Disclosure of transactions between related parties [line items]
Sublease arrangement, related party transaction, shareholders approval rate					97.00%
Maintenance reserve	2,703	3,901
Leases	0	(30,802)
Interest expense	1,754	5,824	7,589
Azorra Aviation Holdings LLC [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	118,013	0
Security deposits	46,213	4,643
Azul Linhas Aereas Brasileiras S.A. [Member]
Disclosure of transactions between related parties [line items]
Maintenance reserve	(11,411)	(19,559)
Interest expense	78,451	17,106	R$ 10,983
Lease liabilities	473,428	302,947
Azul Investments [Member]
Disclosure of transactions between related parties [line items]
Lease - Notes	96,458	74,572
Azul [Member]
Disclosure of transactions between related parties [line items]
Leases – Convertible to equity	R$ (150,441)	R$ (102,683)